Related party transactions - Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,881	€ 1,461
Extra pension benefits	0	0
Share-based compensation	538	336
Executive Board Members and other Executive Members compensation	€ 2,419	€ 1,797